December 20, 2006

Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Mail Stop 3561
Washington, D.C. 20549

Re:	Churchill Ventures Ltd.
Registration Statement on Form S-1
Pre-Effective Amendment No. 4
File No. 333-135741

Ladies and gentlemen:

               On behalf of our client, Churchill Ventures Ltd., a Delaware corporation (the “Company”), we transmit simultaneously herewith for filing under the Securities Act of 1933, as amended (the “Exchange Act”), by means of the Electronic Data Gathering, Analysis, and Retrieval system, Pre-Effective Amendment No. 4 to Registration Statement on Form S-1 (File No. 333-135741) (the “Registration Statement”), together with certain exhibits thereto. All capitalized terms used, but not otherwise defined, herein shall have the respective definitions assigned thereto in the Registration Statement.

               We are in receipt of the letter, dated December 11, 2006 (the “Comment Letter”), from John Reynolds, Esq., Assistant Director, of the Securities and Exchange Commission (the “Commission”), addressed to the Company. Set forth below are the responses of the Company to the comments set forth in the Comment Letter, numbered to correspond thereto. All capitalized terms used, but not otherwise defined, herein shall have the respective definitions assigned thereto in the filing transmitted herewith.

Comment Number	Page Number	Response
1	5, 52	The requested clarification has been made.

Comment Number	Page Number	Response

2	15, 22, 56	The requested clarification regarding fiduciary duties
has been added.

3	21, 53	The requested amendment has been made.

4	22, 56	The disclosure has been revised as requested. The
Company does not believe that the final substantive
sentence of the referenced comment accurately reflects
the indemnification agreement, which provides (in
section 3) that an agreement is a condition precedent to
the indemnification obligation arising. See, e.g., Exhibit
10.15.).

5	Na	The Company does not believe that Section 2(c)(iii) of
the Warrant Purchase Agreement implies that the shares
underlying the Sponsor Warrants are part of this
registration statement, and we will not seek to assert that
they are in the future.

6	Na	The Company believes that the current disclosure
adequately addresses the staff’s comment. The
Company reiterates its statements that it has no business
combination in mind and no greater clarity on the roles
of its principals in its eventual business combination
than has been disclosed already.

7	26	The referenced disclosure has been revised as requested.

8	50	The referenced disclosure has been revised as requested.
The existing stockholders of the Company and members
of management have advised us that the referenced
discussions have been extremely limited and have been
restricted to informative matters which are a matter of
public record, such as the existence of the currently
contemplated offering and matters described more fully
in the prospectus. No contact has been requested or
authorized to seek acquisitions for the Company and, to
the knowledge of the existing stockholders of the
Company and members of members of management, no
contact of any such person has been searching for target
businesses for the Company.

9	Na	The Company believes that its current disclosure
adequately discloses the staff position on Rule 144 and

Comment Number	Page Number	Response

also the impact of Rule 144 were the staff position to be
found to be erroneous or otherwise unenforceable.

10	Exhibit 5.1	The requested amendment has been made to the legal
opinion.

11	Exhibit 5.1	The requested amendment has been made to the legal
opinion.

12	Na	A currently dated consent of the independent
accountants has been included with Pre-Effective
Amendment No. 4.
Closing
Comments	Na	The Company takes notice of the Closing Comments.

               Please contact the undersigned if we may be of assistance.

Sincerely, /s/ Robert Steven Brown Robert Steven Brown

cc:	Michael Karney, Esq. John Reynolds, Esq.
Angela Halac Pam Howell, Esq.